DERIVATIVES ACTIVITIES - Credit Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) counterparty agency	Dec. 31, 2015 USD ($)
Credit Derivative
Percentage of receivables from counterparties with collateral agreements	97.00%	98.00%
Number of top counterparties which are banks, financial institutions, and other dealers | counterparty	15
Fair value, Receivable	$ 24,821	$ 35,717
Fair Value, Payable	25,825	34,731
Notionals, Protection purchased	902,473	1,005,214
Notionals, Protection sold	859,420	950,922
Fair value of derivative in liability position	26,000	22,000
Fair value of collateral already posted	$ 26,000	19,000
Number of rating agencies | agency	3
Additional collateral to be posted	$ 1,500
Collateral to be segregated	100
Aggregate cash obligations and collateral requirements	1,600
Purchased
Credit Derivative
Fair value, Receivable	9,077	18,799
Fair Value, Payable	17,110	17,531
Sold
Credit Derivative
Fair value, Receivable	15,744	16,918
Fair Value, Payable	8,715	17,200
Within 1 year
Credit Derivative
Fair value, Receivable	4,113	3,871
Fair Value, Payable	4,841	3,559
Notionals, Protection purchased	293,059	265,632
Notionals, Protection sold	287,262	254,225
From 1 to 5 years
Credit Derivative
Fair value, Receivable	17,735	27,991
Fair Value, Payable	17,986	27,488
Notionals, Protection purchased	551,155	669,834
Notionals, Protection sold	523,371	639,460
After 5 years
Credit Derivative
Fair value, Receivable	2,973	3,855
Fair Value, Payable	2,998	3,684
Notionals, Protection purchased	58,259	69,748
Notionals, Protection sold	48,787	57,237
Investment Grade
Credit Derivative
Fair value, Receivable	9,605	12,694
Fair Value, Payable	9,995	13,142
Notionals, Protection purchased	675,138	764,040
Notionals, Protection sold	648,247	720,521
Non-Investment Grade
Credit Derivative
Fair value, Receivable	15,216	23,023
Fair Value, Payable	15,830	21,589
Notionals, Protection purchased	227,335	241,174
Notionals, Protection sold	211,173	230,401
Credit default swaps and options
Credit Derivative
Fair value, Receivable	24,502	34,849
Fair Value, Payable	24,631	34,158
Notionals, Protection purchased	883,719	981,999
Notionals, Protection sold	852,900	940,650
Total return swaps and other
Credit Derivative
Fair value, Receivable	319	868
Fair Value, Payable	1,194	573
Notionals, Protection purchased	18,754	23,215
Notionals, Protection sold	6,520	10,272
Bank
Credit Derivative
Fair value, Receivable	11,895	18,377
Fair Value, Payable	10,930	16,988
Notionals, Protection purchased	407,992	513,335
Notionals, Protection sold	414,720	508,459
Broker-dealer
Credit Derivative
Fair value, Receivable	3,536	5,895
Fair Value, Payable	3,952	6,697
Notionals, Protection purchased	115,013	155,195
Notionals, Protection sold	119,810	152,604
Non-financial
Credit Derivative
Fair value, Receivable	82	128
Fair Value, Payable	99	123
Notionals, Protection purchased	4,014	3,969
Notionals, Protection sold	2,061	2,087
Insurance and other financial institutions
Credit Derivative
Fair value, Receivable	9,308	11,317
Fair Value, Payable	10,844	10,923
Notionals, Protection purchased	375,454	332,715
Notionals, Protection sold	322,829	287,772
Interest rate swaps
Credit Derivative
Amount derecognized	1,000
Cash proceeds received for assets derecognized	1,000
Fair value of derecognized assets	1,000	1,000
Fair value gross derivative assets	32	7
Trading derivatives, liability	$ 23	$ 35